Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	FRONTEGRA FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001014913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 28, 2011
Frontegra Mastholm International Equity Fund (Prospectus Summary) | Frontegra Mastholm International Equity Fund | Frontegra Mastholm International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMHIX
Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSGLX
Frontegra HEXAM Emerging Markets Fund (Prospectus Summary) | Frontegra HEXAM Emerging Markets Fund | Frontegra HEXAM Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHEMX
Frontegra Timpani Small Cap Growth Fund (Prospectus Summary) | Frontegra Timpani Small Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTSGX
Frontegra Timpani Small Cap Growth Fund (Prospectus Summary) | Frontegra Timpani Small Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTSYX
Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNSVX
Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNSYX
Frontegra Phocas Small Cap Value Fund (First Prospectus Summary) | Frontegra Phocas Small Cap Value Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHSVX
Frontegra Phocas Small Cap Value Fund (Second Prospectus Summary) | Frontegra Phocas Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FPSVX
Frontegra Sky International Equity Fund (Prospectus Summary) | Frontegra Sky International Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSKEX
Frontegra Sky International Equity Fund (Prospectus Summary) | Frontegra Sky International Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSKZX

Frontegra Mastholm International Equity Fund (Prospectus Summary) | Frontegra Mastholm International Equity Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra Mastholm International Equity Fund (the "Fund")

is capital appreciation.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) NONE
Shareholder Fees	Frontegra Mastholm International Equity Fund
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra Mastholm International Equity Fund
Management Fees		0.95%
Distribution (12b-1) Fees		none
Other Expenses		0.80%
Total Annual Fund Operating Expenses		1.75%
Fee Waiver	[1]	(1.00%)
Total Annual Fund Operating Expenses After Fee Waiver		0.75%
[1]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.75% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Frontegra Mastholm International Equity Fund	77	453	855	1,979

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During its most recent fiscal year, the Fund had a portfolio turnover rate of

264% of the average value of its portfolio.

Principal Investment Strategy.
The Fund normally invests at least 80% of its assets in a diversified portfolio of equity securities of companies located outside of the United States.  The Fund invests primarily in large- and mid-cap companies with market capitalizations of

 $3 billion or more at the time of investment.  The Fund invests primarily in developed countries but may invest up to 20% of its total assets in securities of companies that trade in emerging or developing markets.  In constructing a portfolio for the Fund, the Fund's subadviser, Mastholm Asset Management, LLC ("Mastholm"),

emphasizes companies, industries and countries that it believes have superior long-term growth potential.

Principal Investment Risks.
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the

Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities held by the

Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Mastholm would like to sell.  Mastholm may have to lower the price, sell other securities instead or forego an investment opportunity.

Mid-Cap Companies Risks.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, the performance of mid-cap companies may be more volatile and mid-cap securities tend to be less liquid than securities of larger companies.

Currency Risks.  The value of the Fund's foreign securities as measured in U.S.

dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets, which may have a significant impact on the Fund's overall portfolio.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

High Portfolio Turnover Risks.  The Fund may trade actively and experience a high portfolio turnover rate (over 100%).  High portfolio turnover is likely to lead to increased Fund expenses and may result in higher short-term capital gains taxable to shareholders and in lower investment returns.

Performance.
The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund's performance from year to year.  The table shows how the

Fund's average annual returns compare with a broad measure of market performance.  Mastholm assumed its role as subadviser of the Fund effective

October 12, 2009.  The performance results shown in the bar chart and table prior to that date are from periods in which the Fund was managed by another subadviser.  Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.

Updated performance data will be available on the Company's website at

www.frontegra.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns

The Fund's return from January 1, 2011 through September 30, 2011 was (17.11)%.

                      Best and Worst Quarterly Performance

                        (during the periods shown above)

                            Best                Worst

                           Quarter             Quarter

                           Return              Return

                           22.00%             (20.92)%

                     (2nd quarter, 2009) (3rd quarter, 2008)

The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Frontegra Mastholm International Equity Fund	Return Before Taxes	9.23%	0.53%	3.42%	Jan 8, 2004
Frontegra Mastholm International Equity Fund After Taxes on Distributions	Return After Taxes on Distributions	8.95%	(0.27%)	2.87%	Jan 8, 2004
Frontegra Mastholm International Equity Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.47%	0.48%	3.05%	Jan 8, 2004
Frontegra Mastholm International Equity Fund MSCI EAFE Index	MSCI EAFE Index (reflects no deductions for fees, expense or taxes)	8.21%	2.94%	6.45%	Jan 8, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
Frontegra Mastholm International Equity Fund (Prospectus Summary) | Frontegra Mastholm International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Frontegra Mastholm International Equity Fund (the "Fund")
is capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) NONE
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During its most recent fiscal year, the Fund had a portfolio turnover rate of
264% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	264.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its assets in a diversified portfolio of equity securities of companies located outside of the United States.  The Fund invests primarily in large- and mid-cap companies with market capitalizations of
 $3 billion or more at the time of investment.  The Fund invests primarily in developed countries but may invest up to 20% of its total assets in securities of companies that trade in emerging or developing markets.  In constructing a portfolio for the Fund, the Fund's subadviser, Mastholm Asset Management, LLC ("Mastholm"), emphasizes companies, industries and countries that it believes have superior long-term growth potential.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Mastholm would like to sell.  Mastholm may have to lower the price, sell other securities instead or forego an investment opportunity.

Mid-Cap Companies Risks.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, the performance of mid-cap companies may be more volatile and mid-cap securities tend to be less liquid than securities of larger companies.

Currency Risks.  The value of the Fund's foreign securities as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets, which may have a significant impact on the Fund's overall portfolio.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

High Portfolio Turnover Risks.  The Fund may trade actively and experience a high portfolio turnover rate (over 100%).  High portfolio turnover is likely to lead to increased Fund expenses and may result in higher short-term capital gains taxable to shareholders and in lower investment returns.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund's performance from year to year.  The table shows how the
Fund's average annual returns compare with a broad measure of market performance.  Mastholm assumed its role as subadviser of the Fund effective
October 12, 2009.  The performance results shown in the bar chart and table prior to that date are from periods in which the Fund was managed by another subadviser.  Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Updated performance data will be available on the Company's website at
www.frontegra.com or by calling toll-free to 1-888-825-2100.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.frontegra.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's return from January 1, 2011 through September 30, 2011 was (17.11)%.

                      Best and Worst Quarterly Performance
                        (during the periods shown above)

                            Best                Worst
                           Quarter             Quarter
                           Return              Return
                           22.00%             (20.92)%
                     (2nd quarter, 2009) (3rd quarter, 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expense or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Frontegra Mastholm International Equity Fund (Prospectus Summary) | Frontegra Mastholm International Equity Fund | Frontegra Mastholm International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's return from January 1, 2011 through September 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.92%)
Frontegra Mastholm International Equity Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deductions for fees, expense or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2004
Frontegra Mastholm International Equity Fund | Frontegra Mastholm International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,979
Annual Return 2005	rr_AnnualReturn2005	10.20%
Annual Return 2006	rr_AnnualReturn2006	20.80%
Annual Return 2007	rr_AnnualReturn2007	14.34%
Annual Return 2008	rr_AnnualReturn2008	(43.04%)
Annual Return 2009	rr_AnnualReturn2009	19.47%
Annual Return 2010	rr_AnnualReturn2010	9.23%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2004
Frontegra Mastholm International Equity Fund | Frontegra Mastholm International Equity Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.27%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2004
Frontegra Mastholm International Equity Fund | Frontegra Mastholm International Equity Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2004

[1]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.75% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra SAM Global Equity Fund (the "Fund") is long-term growth of capital.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) NONE
Shareholder Fees	Frontegra SAM Global Equity Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra SAM Global Equity Fund Institutional Class
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		1.61%
Total Annual Fund Operating Expenses		2.41%
Fee Waiver	[1]	(1.21%)
Total Annual Fund Operating Expenses After Fee Waiver		1.20%
[1]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.20% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Frontegra SAM Global Equity Fund Institutional Class	122	512	1,059	2,554

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During its most recent fiscal year, the Fund had a portfolio turnover rate of 33%

of the average value of its portfolio.

Principal Investment Strategy.
Under normal circumstances, the Fund invests at least 80% of its net assets

(including any borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies that combine their market and financial strategy with a high level of environmental awareness and a clearly defined social policy ("Sustainable Leaders").  As part of its principal investment strategy, the Fund may invest in securities of foreign companies, including emerging markets companies, and companies with medium and small market capitalizations, including micro-cap stocks.

Principal Investment Risks.
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the

Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Non-Diversification Risks.  The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified.  Gains or losses on a single stock may have greater impact on the

Fund than for other funds that invest in a greater number of companies.

Sustainability Investment Criteria Risks.  The Fund's sustainability investment criteria may limit the number of investment opportunities available to the Fund.

The Fund's returns may be less than those funds that are not subject to such investment considerations.  Companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

Currency Risks.  The value of the Fund's foreign securities as measured in U.S.

dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Small- and Medium-Capitalization Company Risks.  Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies.  Securities of these companies may be subject to greater and more abrupt price fluctuations and be more susceptible to market pressures and business failures.  The Fund may invest in small-capitalization companies whose securities may be traded only in the over-the-counter market or on a regional exchange, and may not trade with the frequency or volume typical of trading on a national exchange.

Micro-Capitalization Company Risks.  Micro-capitalization companies are generally even more volatile and less liquid relative to small-capitalization,

medium-capitalization and large capitalization securities.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance.
The Fund is the successor to the SAM Sustainable Global Active Fund (the

"Predecessor Fund") pursuant to a reorganization that was completed on

June 10, 2011.  Prior to this date, the Fund had no investment operations.

Accordingly, the performance and financial information for periods prior to

June 10, 2011 is historical information for the Predecessor Fund.  The Fund has investment objectives, strategies and policies virtually identical to the

Predecessor Fund, which was advised by Sustainable Asset Management USA, Inc.

("SAM"), the current subadviser to the Fund.

The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund's performance before taxes for the past year, while the table compares the average annual total returns of the Fund to a broad measure of market performance.

Please keep in mind that past performance (before and after taxes) does not necessarily represent how the Fund will perform in the future.  Updated performance data will be available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns	[1]

The Fund's return from January 1, 2011 through September 30, 2011 was (16.20)%.

                      Best and Worst Quarterly Performance

                        (during the periods shown above)

                            Best                Worst

                           Quarter             Quarter

                           Return              Return

                           13.44%             (11.55)%

                     (3rd quarter, 2010) (2nd quarter, 2010)

The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For the periods ended December 31, 2010)	[2]
Average Annual Total Returns Frontegra SAM Global Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Return Before Taxes	13.52%	25.97%	Jun 18, 2009
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	12.41%	23.10%	Jun 18, 2009
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.57%	20.81%	Jun 18, 2009
MSCI World Index	MSCI World Index (reflects no deductions for fees, expense or taxes)	11.76%	23.47%	Jun 18, 2009

[1]	Returns for the 2010 calendar year reflect the performance of the Predecessor Fund.
[2]	Fund returns for the period from June 18, 2009 to December 31, 2010 reflect the performance of the Predecessor Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Frontegra SAM Global Equity Fund (the "Fund") is long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) NONE
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During its most recent fiscal year, the Fund had a portfolio turnover rate of 33%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets
(including any borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies that combine their market and financial strategy with a high level of environmental awareness and a clearly defined social policy ("Sustainable Leaders").  As part of its principal investment strategy, the Fund may invest in securities of foreign companies, including emerging markets companies, and companies with medium and small market capitalizations, including micro-cap stocks.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Non-Diversification Risks.  The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified.  Gains or losses on a single stock may have greater impact on the
Fund than for other funds that invest in a greater number of companies.

Sustainability Investment Criteria Risks.  The Fund's sustainability investment criteria may limit the number of investment opportunities available to the Fund.
The Fund's returns may be less than those funds that are not subject to such investment considerations.  Companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

Currency Risks.  The value of the Fund's foreign securities as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Small- and Medium-Capitalization Company Risks.  Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies.  Securities of these companies may be subject to greater and more abrupt price fluctuations and be more susceptible to market pressures and business failures.  The Fund may invest in small-capitalization companies whose securities may be traded only in the over-the-counter market or on a regional exchange, and may not trade with the frequency or volume typical of trading on a national exchange.

Micro-Capitalization Company Risks.  Micro-capitalization companies are generally even more volatile and less liquid relative to small-capitalization, medium-capitalization and large capitalization securities.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is the successor to the SAM Sustainable Global Active Fund (the
"Predecessor Fund") pursuant to a reorganization that was completed on
June 10, 2011.  Prior to this date, the Fund had no investment operations.
Accordingly, the performance and financial information for periods prior to
June 10, 2011 is historical information for the Predecessor Fund.  The Fund has investment objectives, strategies and policies virtually identical to the
Predecessor Fund, which was advised by Sustainable Asset Management USA, Inc.
("SAM"), the current subadviser to the Fund.

The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund's performance before taxes for the past year, while the table compares the average annual total returns of the Fund to a broad measure of market performance.
Please keep in mind that past performance (before and after taxes) does not necessarily represent how the Fund will perform in the future.  Updated performance data will be available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance before taxes for the past year, while the table compares the average annual total returns of the Fund to a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is the successor to the SAM Sustainable Global Active Fund (the "Predecessor Fund") pursuant to a reorganization that was completed on June 10, 2011. Prior to this date, the Fund had no investment operations.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.frontegra.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance (before and after taxes) does not necessarily represent how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's return from January 1, 2011 through September 30, 2011 was (16.20)%.

                      Best and Worst Quarterly Performance
                        (during the periods shown above)

                            Best                Worst
                           Quarter             Quarter
                           Return              Return
                           13.44%             (11.55)%
                     (3rd quarter, 2010) (2nd quarter, 2010)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expense or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)	[2]
Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's return from January 1, 2011 through September 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.55%)
Frontegra SAM Global Equity Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for fees, expense or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2009
Frontegra SAM Global Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	512
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,059
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,554
Annual Return 2010	rr_AnnualReturn2010	13.52%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2009
Frontegra SAM Global Equity Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2009
Frontegra SAM Global Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2009

[1]	Returns for the 2010 calendar year reflect the performance of the Predecessor Fund.
[2]	Fund returns for the period from June 18, 2009 to December 31, 2010 reflect the performance of the Predecessor Fund.
[3]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.20% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Frontegra HEXAM Emerging Markets Fund (Prospectus Summary) | Frontegra HEXAM Emerging Markets Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra HEXAM Emerging Markets Fund (the "Fund") is

long-term capital growth.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) NONE
Shareholder Fees	Frontegra HEXAM Emerging Markets Fund
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra HEXAM Emerging Markets Fund
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		1.43%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		2.35%
Fee Waiver	[2]	(1.03%)
Total Annual Fund Operating Expenses After Fee Waiver		1.32%
[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.30% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Frontegra HEXAM Emerging Markets Fund	134	635	1,162	2,607

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when

Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

The Fund commenced operations on December 20, 2010 and, consequently, did not have one full year of operations as of the end of its last fiscal year; however,

as of June 30, 2011, the Fund's portfolio turnover rate was 33% of the average value of its portfolio (on an un-annualized basis).

Principal Investment Strategy.
The Fund invests at least 80% of its net assets in securities of emerging market companies, with its portfolio invested in approximately 80 stocks of emerging market companies.  The Fund invests primarily in equity securities but may also invest in equity-related instruments and certain fixed income securities.  Equity-related instruments include American

Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"),

Participatory Notes ("P-Notes") and convertible securities.  HEXAM Capital

Partners, LLP, the Fund's subadviser ("HEXAM"), defines emerging markets as any market not included in the Morgan Stanley Capital International ("MSCI") World

Index, which includes 21 developed market country indices.  The Fund will invest primarily in the markets represented in the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure the market performance of emerging markets.  As of May 2011, the MSCI Emerging

Markets Index consisted of the following 21 emerging market country indices:

Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India,

Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia,

South Africa, Taiwan, Thailand and Turkey.  HEXAM considers "emerging market companies" to be companies organized under the laws of emerging market countries, have securities principally traded on an exchange or over-the-counter in the emerging market countries or companies that, regardless of where they are organized or traded, have at least 50% of assets located in and/or derive at least 50% of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries.

The Fund may invest up to 20% of its total assets in companies listed on regulated exchanges of countries not included in the MSCI Emerging Markets Index

(excluding GDRs and ADRs of emerging market companies).  The Fund may also invest up to 20% of its total assets in government-backed fixed income securities issued by governments included in the MSCI Emerging Markets Index.

The Fund is diversified.

In constructing the Fund's portfolio, HEXAM focuses on emerging market companies with the prospect of yielding the highest capital gains.  HEXAM is a research-based, analytical, active investment manager that uses a Growth,

Liquidity, Currency, Management and Valuation ("GLCMV") factor model.  HEXAM's portfolio managers use this model to identify unrecognized or mispriced earnings potential that could lead to outperformance or a re-rating at a stock or country level using a blended top-down and bottom-up approach.

Principal Investment Risks.
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the

Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio.  There can be no guarantee that the decisions of the portfolio managers will produce the desired results.

Stock Selection Risks.  Stock prices vary and may fall, thus reducing the value of the Fund's investments.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  The Fund will normally invest its assets primarily in equity securities, which generally fluctuate in value based on the earnings of a company and on general industry and market conditions.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that HEXAM would like to sell.  HEXAM may have to lower the price, sell other securities instead or forego an investment opportunity.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of the securities markets.

Currency Risks.  The value of the Fund's foreign securities as measured in U.S.

dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

ADR and GDR Risks.  The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

P-Note Risks.  The risks of P-Notes also include many of the risks associated investing directly in foreign securities.  Additionally, P-Notes may be subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligations under the notes.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Settlement Risks.  Settlement problems, which could result in periods when assets of the Fund are not invested and no return is earned thereon or restrictions on the Fund's ability to dispose of a portfolio security, are more prominent in emerging market countries.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular country (such as Russia), region or sector of international markets, which may have a significant impact on the Fund's overall portfolio.

Non-U.S. Government-Backed Fixed Income Securities Risks.  The Fund may invest in government-backed fixed income securities issued by the governments of countries included in the MSCI Emerging Markets Index, such as "non-dollar bonds" or U.S. dollar foreign bonds.  Indirect foreign currency risk and the other foreign risk factors apply to the foreign issuers of U.S. dollar foreign bonds.  Investments in non-U.S. Government securities are also subject to varying degrees of credit risk (the risk that an issuer may be unable to meet scheduled interest and principal payment obligations or may default) and interest rate risk (the risk that bond prices generally fall as interest rates rise).

Performance of the Fund.
Performance information for the Fund is not included because the Fund does not have returns for one full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
Frontegra HEXAM Emerging Markets Fund (Prospectus Summary) | Frontegra HEXAM Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Frontegra HEXAM Emerging Markets Fund (the "Fund") is
long-term capital growth.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) NONE
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
The Fund commenced operations on December 20, 2010 and, consequently, did not have one full year of operations as of the end of its last fiscal year; however, as of June 30, 2011, the Fund's portfolio turnover rate was 33% of the average value of its portfolio (on an un-annualized basis).

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its net assets in securities of emerging market companies, with its portfolio invested in approximately 80 stocks of emerging market companies.  The Fund invests primarily in equity securities but may also invest in equity-related instruments and certain fixed income securities.  Equity-related instruments include American
Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"),
Participatory Notes ("P-Notes") and convertible securities.  HEXAM Capital
Partners, LLP, the Fund's subadviser ("HEXAM"), defines emerging markets as any market not included in the Morgan Stanley Capital International ("MSCI") World
Index, which includes 21 developed market country indices.  The Fund will invest primarily in the markets represented in the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure the market performance of emerging markets.  As of May 2011, the MSCI Emerging
Markets Index consisted of the following 21 emerging market country indices:
Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India,
Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia,
South Africa, Taiwan, Thailand and Turkey.  HEXAM considers "emerging market companies" to be companies organized under the laws of emerging market countries, have securities principally traded on an exchange or over-the-counter in the emerging market countries or companies that, regardless of where they are organized or traded, have at least 50% of assets located in and/or derive at least 50% of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries.

The Fund may invest up to 20% of its total assets in companies listed on regulated exchanges of countries not included in the MSCI Emerging Markets Index
(excluding GDRs and ADRs of emerging market companies).  The Fund may also invest up to 20% of its total assets in government-backed fixed income securities issued by governments included in the MSCI Emerging Markets Index.
The Fund is diversified.

In constructing the Fund's portfolio, HEXAM focuses on emerging market companies with the prospect of yielding the highest capital gains.  HEXAM is a research-based, analytical, active investment manager that uses a Growth,
Liquidity, Currency, Management and Valuation ("GLCMV") factor model.  HEXAM's portfolio managers use this model to identify unrecognized or mispriced earnings potential that could lead to outperformance or a re-rating at a stock or country level using a blended top-down and bottom-up approach.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio.  There can be no guarantee that the decisions of the portfolio managers will produce the desired results.

Stock Selection Risks.  Stock prices vary and may fall, thus reducing the value of the Fund's investments.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  The Fund will normally invest its assets primarily in equity securities, which generally fluctuate in value based on the earnings of a company and on general industry and market conditions.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that HEXAM would like to sell.  HEXAM may have to lower the price, sell other securities instead or forego an investment opportunity.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of the securities markets.

Currency Risks.  The value of the Fund's foreign securities as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

ADR and GDR Risks.  The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

P-Note Risks.  The risks of P-Notes also include many of the risks associated investing directly in foreign securities.  Additionally, P-Notes may be subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligations under the notes.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Settlement Risks.  Settlement problems, which could result in periods when assets of the Fund are not invested and no return is earned thereon or restrictions on the Fund's ability to dispose of a portfolio security, are more prominent in emerging market countries.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular country (such as Russia), region or sector of international markets, which may have a significant impact on the Fund's overall portfolio.

Non-U.S. Government-Backed Fixed Income Securities Risks.  The Fund may invest in government-backed fixed income securities issued by the governments of countries included in the MSCI Emerging Markets Index, such as "non-dollar bonds" or U.S. dollar foreign bonds.  Indirect foreign currency risk and the other foreign risk factors apply to the foreign issuers of U.S. dollar foreign bonds.  Investments in non-U.S. Government securities are also subject to varying degrees of credit risk (the risk that an issuer may be unable to meet scheduled interest and principal payment obligations or may default) and interest rate risk (the risk that bond prices generally fall as interest rates rise).

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance of the Fund.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund does not have returns for one full calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund does not have returns for one full calendar year.
Frontegra HEXAM Emerging Markets Fund (Prospectus Summary) | Frontegra HEXAM Emerging Markets Fund | Frontegra HEXAM Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Frontegra HEXAM Emerging Markets Fund | Frontegra HEXAM Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	635
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,162
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,607

[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.30% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Frontegra Timpani Small Cap Growth Fund (Prospectus Summary) | Frontegra Timpani Small Cap Growth Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra Timpani Small Cap Growth Fund (the "Fund") is

capital appreciation.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) NONE
Shareholder Fees Frontegra Timpani Small Cap Growth Fund	Institutional Class	Class Y
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Frontegra Timpani Small Cap Growth Fund		Institutional Class	Class Y
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.37%	0.52%
Total Annual Fund Operating Expenses		1.37%	1.77%
Fee Waiver	[2]	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver		1.10%	1.50%
[1]	"Other Expenses" are estimates for the fiscal year ended June 30, 2012 and, with respect to Class Y shares, include a shareholder servicing fee of 0.15%.
[2]	Pursuant to an expense cap agreement between Timpani Capital Management LLC, the Fund's investment adviser ("Timpani"), and the Fund, Timpani has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.10% and 1.50% of the Fund's average daily net assets for the Institutional Class and Class Y shares, respectively. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Timpani or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Frontegra Timpani Small Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class	112	407
Class Y	153	531

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund commenced operations on March 23, 2011 and, consequently, did not have one full year of operations as of the end of its last fiscal year; however, as of June 30,

2011, the Fund's portfolio turnover rate was 28% of the average value of its portfolio (on an un-annualized basis).

Principal Investment Strategy.
The Fund normally invests at least 80% of its assets in equity securities of small capitalization companies that the Fund's investment adviser, Timpani

Capital Management LLC ("Timpani"), believes have sound growth potential.

The Fund may invest up to 25% of its total assets in American Depositary

Receipts ("ADRs") and other foreign securities.  Timpani uses fundamental research, focusing on companies with superior management and whose business models have a high potential for profitability.  Timpani may actively trade portfolio securities.

Principal Investment Risks.
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the

Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities held by the

Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

American Depositary Receipts Risks.  The risks of ADRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Portfolio Turnover Risks.  The Fund may engage in frequent trading as part of its investment strategy and thus may experience a high portfolio turnover rate.

When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Timpani would like to sell.  Timpani may have to lower the price, sell other securities instead or forego an investment opportunity.

Growth Investing Risks.  Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Additionally, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Small Capitalization Risks.  Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger companies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Performance.
Performance information for the Fund is not included because the

Fund does not have returns for one full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
Frontegra Timpani Small Cap Growth Fund (Prospectus Summary) | Frontegra Timpani Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Frontegra Timpani Small Cap Growth Fund (the "Fund") is
capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) NONE
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund commenced operations on March 23, 2011 and, consequently, did not have one full year of operations as of the end of its last fiscal year; however, as of June 30,
2011, the Fund's portfolio turnover rate was 28% of the average value of its portfolio (on an un-annualized basis).

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its assets in equity securities of small capitalization companies that the Fund's investment adviser, Timpani
Capital Management LLC ("Timpani"), believes have sound growth potential.
The Fund may invest up to 25% of its total assets in American Depositary
Receipts ("ADRs") and other foreign securities.  Timpani uses fundamental research, focusing on companies with superior management and whose business models have a high potential for profitability.  Timpani may actively trade portfolio securities.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

American Depositary Receipts Risks.  The risks of ADRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Portfolio Turnover Risks.  The Fund may engage in frequent trading as part of its investment strategy and thus may experience a high portfolio turnover rate.
When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Timpani would like to sell.  Timpani may have to lower the price, sell other securities instead or forego an investment opportunity.

Growth Investing Risks.  Growth companies are generally more susceptible than established companies to market events and sharp declines in value.
Additionally, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Small Capitalization Risks.  Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger companies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the
Fund does not have returns for one full calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund does not have returns for one full calendar year.
Frontegra Timpani Small Cap Growth Fund (Prospectus Summary) | Frontegra Timpani Small Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Frontegra Timpani Small Cap Growth Fund (Prospectus Summary) | Frontegra Timpani Small Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Frontegra Timpani Small Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	407
Frontegra Timpani Small Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	531

[1]	"Other Expenses" are estimates for the fiscal year ended June 30, 2012 and, with respect to Class Y shares, include a shareholder servicing fee of 0.15%.
[2]	Pursuant to an expense cap agreement between Timpani Capital Management LLC, the Fund's investment adviser ("Timpani"), and the Fund, Timpani has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.10% and 1.50% of the Fund's average daily net assets for the Institutional Class and Class Y shares, respectively. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Timpani or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra Netols Small Cap Value Fund (the "Fund") is

capital appreciation.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) NONE
Shareholder Fees Frontegra Netols Small Cap Value Fund	Institutional Class	Class Y
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Frontegra Netols Small Cap Value Fund		Institutional Class	Class Y
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.13%	0.28%
Total Annual Fund Operating Expenses		1.13%	1.53%
Fee Waiver	[2]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver		1.10%	1.50%
[1]	"Other Expenses" of the Class Y shares include a shareholder servicing fee of 0.15%.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.10% and 1.50% of the Fund's average daily net assets for the Institutional Class and Class Y shares, respectively. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Frontegra Netols Small Cap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	112	356	619	1,372
Class Y	153	480	831	1,821

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 33% of the average value of its portfolio.

Principal Investment Strategy.
The Fund normally invests at least 80% of its assets in equity securities of companies with small market capitalizations.  In constructing a portfolio for the Fund, the Fund's subadviser, Netols Asset Management, Inc. ("Netols"),

selects stocks it believes are undervalued and exhibit potential "change factor"

characteristics.  Netols defines a small capitalization company as any company with a market capitalization no larger than the largest company included in the Russell 2000® Value Index at the time of initial investment. As of September

30, 2011, the largest market capitalization of a company in the Russell 2000®

Value Index was  $2.6 billion and the weighted average market capitalization was

 $928 million.

Principal Investment Risks.
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the

Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Small Capitalization Risks.  The Fund will invest primarily in securities of companies with small market capitalizations, which are often more volatile and less liquid and have a smaller trading market than securities of larger companies.  Small capitalization companies are also more susceptible to market pressures than larger companies.

Equity Securities Risks.  Common stocks and other equity securities held by the

Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Value Investing Risks.  Netols invests in stocks that it believes are undervalued.  Value stocks may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company's value.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Performance.
The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund's performance from year to year.  The table shows how the

Fund's average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.

Updated performance data will be available on the Company's website at

www.frontegra.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund's return from January 1, 2011 through September 30, 2011 was (19.86)%.

     Best and Worst Quarterly Performance (during the periods shown above)

                 Best Quarter Return         Worst Quarter Return

             19.58% (2nd quarter, 2009) (21.84)% (4th quarter, 2008)

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for the Class Y shares will vary.  The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Frontegra Netols Small Cap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Institutional Class	Institutional Class Return Before Taxes	20.81%	5.83%	5.55%	Dec 16, 2005	[1]
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	20.81%	5.74%	5.46%	Dec 16, 2005	[1]
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	13.53%	5.01%	4.76%	Dec 16, 2005	[1]
Class Y	Class Y Return Before Taxes	20.34%		0.89%	Nov 1, 2007	[1]
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deductions for fees, expense or taxes)	24.50%	3.52%	3.19%	Dec 16, 2005	[1]	0.74%	Nov 1, 2007	[1]
[1]	The Institutional Class and Class Y commenced operations on December 16, 2005 and November 1, 2007, respectively.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Frontegra Netols Small Cap Value Fund (the "Fund") is
capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) NONE
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its assets in equity securities of companies with small market capitalizations.  In constructing a portfolio for the Fund, the Fund's subadviser, Netols Asset Management, Inc. ("Netols"), selects stocks it believes are undervalued and exhibit potential "change factor"
characteristics.  Netols defines a small capitalization company as any company with a market capitalization no larger than the largest company included in the Russell 2000® Value Index at the time of initial investment. As of September
30, 2011, the largest market capitalization of a company in the Russell 2000®
Value Index was  $2.6 billion and the weighted average market capitalization was
 $928 million.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Small Capitalization Risks.  The Fund will invest primarily in securities of companies with small market capitalizations, which are often more volatile and less liquid and have a smaller trading market than securities of larger companies.  Small capitalization companies are also more susceptible to market pressures than larger companies.

Equity Securities Risks.  Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Value Investing Risks.  Netols invests in stocks that it believes are undervalued.  Value stocks may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company's value.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund's performance from year to year.  The table shows how the
Fund's average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Updated performance data will be available on the Company's website at
www.frontegra.com or by calling toll-free to 1-888-825-2100.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.frontegra.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's return from January 1, 2011 through September 30, 2011 was (19.86)%.

     Best and Worst Quarterly Performance (during the periods shown above)

                 Best Quarter Return         Worst Quarter Return
             19.58% (2nd quarter, 2009) (21.84)% (4th quarter, 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expense or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Class shares, and the after-tax returns for the Class Y shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown only for Institutional Class shares, and the after-tax returns for the Class Y shares will vary.  The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's return from January 1, 2011 through September 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.84%)
Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Frontegra Netols Small Cap Value Fund | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deductions for fees, expense or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2005	[1]
Average Annual Returns, Since Inception Secondary	ck0001014913_AverageAnnualReturnSinceInceptionSecondary	0.74%
Average Annual Returns, Inception Date Secondary	ck0001014913_AverageAnnualReturnInceptionDateSecondary	Nov 1, 2007	[1]
Frontegra Netols Small Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	619
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,372
Annual Return 2006	rr_AnnualReturn2006	16.57%
Annual Return 2007	rr_AnnualReturn2007	7.08%
Annual Return 2008	rr_AnnualReturn2008	(25.65%)
Annual Return 2009	rr_AnnualReturn2009	18.38%
Annual Return 2010	rr_AnnualReturn2010	20.81%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2005	[1]
Frontegra Netols Small Cap Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2005	[1]
Frontegra Netols Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2005	[1]
Frontegra Netols Small Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	831
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,821
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2007	[1]

[1]	The Institutional Class and Class Y commenced operations on December 16, 2005 and November 1, 2007, respectively.
[2]	"Other Expenses" of the Class Y shares include a shareholder servicing fee of 0.15%.
[3]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.10% and 1.50% of the Fund's average daily net assets for the Institutional Class and Class Y shares, respectively. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Frontegra Phocas Small Cap Value Fund (First Prospectus Summary) | Frontegra Phocas Small Cap Value Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra Phocas Small Cap Value Fund (the "Fund") is

long-term total investment return through capital appreciation.

Fees and Expenses of Class L Shares of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold Class L shares of the Fund.

Shareholder Fees (fees paid directly from your investment) NONE
Shareholder Fees	Frontegra Phocas Small Cap Value Fund Class L
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra Phocas Small Cap Value Fund Class L
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.69%
Acquired Fund Fees and Expenses	[1]	0.17%
Total Annual Fund Operating Expenses		1.86%
Fee Waiver	[2]	(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver		1.16%
[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.99% of the Fund's average daily net assets for the Class L shares. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the Class L shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Frontegra Phocas Small Cap Value Fund Class L	118	517	941	2,123

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when

Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the

Fund's performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 37% of the average value of its portfolio.

Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of small-capitalization companies, consistent with companies within the Russell 2000® Value Index.  As of September 30, 2011, the

largest market capitalization of a company in the Russell 2000® Value Index was  $2.6 billion and the weighted average market capitalization was  $928 million.

The Fund will pursue its investment objective by investing in a diversified portfolio of small-capitalization securities selling at discounts to their fair value as assessed by the investment and research team of Phocas Financial

Corporation ("Phocas"), the Fund's subadviser.  Phocas will typically invest in

80 to 120 companies with initial weightings between 0.50% to 1.50% of total Fund value in order to have broad industry representation and reduce individual security risk within the Fund.

Principal Investment Risks.
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the

Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the

Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Small Capitalization Risks.  Securities of companies with small market capitalizations are often more volatile and less liquid than investments in larger companies.  Small capitalization companies are also more susceptible to market pressures than larger companies.

Value Style Investing Risks.  Value investing seeks to identify stocks that have depressed valuations and to sell them when their prices rise in response to resolution of the issues which caused the depressed valuations.  However, these factors may prove to be longer term or even permanent in nature, and there may not be any rise in valuation.  In addition, there is the increased risk that such companies may not have sufficient resources to continue as ongoing businesses.

Sector Risks.  Although Phocas selects stocks based on their individual merits,

some economic sectors will represent a larger portion of the Fund's overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Performance.
The Fund is the successor to the Phocas Small Cap Value Fund (the "Predecessor

Fund") pursuant to a reorganization that was completed on October 8, 2010.

Prior to this date, the Fund had no investment operations. Accordingly, the performance and financial information for periods prior to October 8, 2010 is historical information for the Predecessor Fund.  The Fund has investment objectives, strategies and policies substantially similar to the Predecessor

Fund, which was advised by Phocas, the current subadviser to the Fund.  The

Predecessor Fund offered only one class of shares, which was most similar to

Class L shares of the Fund.  This Prospectus relates only to Class L shares.

Class L shares are subject to different expenses than the Predecessor Fund and Class I shares of the Fund (offered in a separate Prospectus), which may affect their performance.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund's performance from year to year.  The table shows how the Fund's average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data will be available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns	[1]

The Fund's return from January 1, 2011 through September 30, 2011 was (18.25)%.

     Best and Worst Quarterly Performance (during the periods shown above)

                   Best Quarter Return   Worst Quarter Return

                   22.69% (3rd Q, 2009) (19.36)% (4th Q, 2008)

Average Annual Total Returns (For periods ended December 31, 2010)	[2]
Average Annual Total Returns Frontegra Phocas Small Cap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class L	Return Before Taxes	29.94%	5.02%	Sep 29, 2006
Class L After Taxes on Distributions	Return After Taxes on Distributions	29.87%	4.90%	Sep 29, 2006
Class L After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	19.51%	4.28%	Sep 29, 2006
Russell 2000 Value Index	Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	24.50%	0.90%	Sep 29, 2006

The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

[1]	Returns for calendar years 2007-2009 and for the period from January 1, 2010 to October 7, 2010 reflect the performance of the Predecessor Fund. Returns for the period from October 8, 2010 to December 31, 2010 reflect the performance of the Fund.
[2]	Fund returns for the period from September 29, 2006 to October 7, 2010 reflect the performance of the Predecessor Fund. Fund returns for the period from October 8, 2010 to December 31, 2010 reflect the performance of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
Frontegra Phocas Small Cap Value Fund (First Prospectus Summary) | Frontegra Phocas Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Frontegra Phocas Small Cap Value Fund (the "Fund") is
long-term total investment return through capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of Class L Shares of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Class L shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) NONE
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Class L shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of small-capitalization companies, consistent with companies within the Russell 2000® Value Index.  As of September 30, 2011, the
largest market capitalization of a company in the Russell 2000® Value Index was  $2.6 billion and the weighted average market capitalization was  $928 million.

The Fund will pursue its investment objective by investing in a diversified portfolio of small-capitalization securities selling at discounts to their fair value as assessed by the investment and research team of Phocas Financial
Corporation ("Phocas"), the Fund's subadviser.  Phocas will typically invest in
80 to 120 companies with initial weightings between 0.50% to 1.50% of total Fund value in order to have broad industry representation and reduce individual security risk within the Fund.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Small Capitalization Risks.  Securities of companies with small market capitalizations are often more volatile and less liquid than investments in larger companies.  Small capitalization companies are also more susceptible to market pressures than larger companies.

Value Style Investing Risks.  Value investing seeks to identify stocks that have depressed valuations and to sell them when their prices rise in response to resolution of the issues which caused the depressed valuations.  However, these factors may prove to be longer term or even permanent in nature, and there may not be any rise in valuation.  In addition, there is the increased risk that such companies may not have sufficient resources to continue as ongoing businesses.

Sector Risks.  Although Phocas selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund's overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is the successor to the Phocas Small Cap Value Fund (the "Predecessor
Fund") pursuant to a reorganization that was completed on October 8, 2010.
Prior to this date, the Fund had no investment operations. Accordingly, the performance and financial information for periods prior to October 8, 2010 is historical information for the Predecessor Fund.  The Fund has investment objectives, strategies and policies substantially similar to the Predecessor
Fund, which was advised by Phocas, the current subadviser to the Fund.  The
Predecessor Fund offered only one class of shares, which was most similar to
Class L shares of the Fund.  This Prospectus relates only to Class L shares.
Class L shares are subject to different expenses than the Predecessor Fund and Class I shares of the Fund (offered in a separate Prospectus), which may affect their performance.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund's performance from year to year.  The table shows how the Fund's average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data will be available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is the successor to the Phocas Small Cap Value Fund (the "Predecessor Fund") pursuant to a reorganization that was completed on October 8, 2010. Prior to this date, the Fund had no investment operations.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.frontegra.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's return from January 1, 2011 through September 30, 2011 was (18.25)%.

     Best and Worst Quarterly Performance (during the periods shown above)

                   Best Quarter Return   Worst Quarter Return
                   22.69% (3rd Q, 2009) (19.36)% (4th Q, 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2010)	[2]
Frontegra Phocas Small Cap Value Fund (First Prospectus Summary) | Frontegra Phocas Small Cap Value Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's return from January 1, 2011 through September 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.36%)
Frontegra Phocas Small Cap Value Fund | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Frontegra Phocas Small Cap Value Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	941
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,123
Annual Return 2007	rr_AnnualReturn2007	(7.46%)
Annual Return 2008	rr_AnnualReturn2008	(24.68%)
Annual Return 2009	rr_AnnualReturn2009	24.29%
Annual Return 2010	rr_AnnualReturn2010	29.94%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Frontegra Phocas Small Cap Value Fund | Class L | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Frontegra Phocas Small Cap Value Fund | Class L | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006

[1]	Returns for calendar years 2007-2009 and for the period from January 1, 2010 to October 7, 2010 reflect the performance of the Predecessor Fund. Returns for the period from October 8, 2010 to December 31, 2010 reflect the performance of the Fund.
[2]	Fund returns for the period from September 29, 2006 to October 7, 2010 reflect the performance of the Predecessor Fund. Fund returns for the period from October 8, 2010 to December 31, 2010 reflect the performance of the Fund.
[3]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.
[4]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.99% of the Fund's average daily net assets for the Class L shares. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Frontegra Phocas Small Cap Value Fund (Second Prospectus Summary) | Frontegra Phocas Small Cap Value Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra Phocas Small Cap Value Fund (the "Fund") is

long-term total investment return through capital appreciation.

Fees and Expenses of Class I Shares of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment) NONE
Shareholder Fees	Frontegra Phocas Small Cap Value Fund Class I
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra Phocas Small Cap Value Fund Class I
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.76%
Acquired Fund Fees and Expenses	[2]	0.17%
Total Annual Fund Operating Expenses		1.93%
Fee Waiver	[3]	(0.66%)
Total Annual Fund Operating Expenses After Fee Waiver		1.27%
[1]	"Other Expenses" include a shareholder servicing fee equal to 0.11% of the Fund's average daily net assets.
[2]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.
[3]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.10% of the Fund's average daily net assets for the Class I shares. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the Class I shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Frontegra Phocas Small Cap Value Fund Class I	129	542	981	2,200

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 37% of the average value of its portfolio.

Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets,

plus any borrowings for investment purposes, in domestic common stocks and other equity securities (including convertible preferred stocks and warrants)

of small-capitalization companies, consistent with companies within the Russell

2000® Value Index.  As of September 30, 2011, the largest market capitalization of a company in the Russell 2000® Value Index was  $2.6 billion and the weighted average market capitalization was  $928 million.

The Fund will pursue its investment objective by investing in a diversified portfolio of small-capitalization securities selling at discounts to their fair value as assessed by the investment and research team of Phocas Financial

Corporation ("Phocas"), the Fund's subadviser.  Phocas will typically invest in

80 to 120 companies with initial weightings between 0.50% to 1.50% of total Fund value in order to have broad industry representation and reduce individual security risk within the Fund.

Principal Investment Risks.
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the

Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the

Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Small Capitalization Risks.  Securities of companies with small market capitalizations are often more volatile and less liquid than investments in larger companies.  Small capitalization companies are also more susceptible to market pressures than larger companies.

Value Style Investing Risks.  Value investing seeks to identify stocks that have depressed valuations and to sell them when their prices rise in response to resolution of the issues which caused the depressed valuations.  However, these factors may prove to be longer term or even permanent in nature, and there may not be any rise in valuation.  In addition, there is the increased risk that such companies may not have sufficient resources to continue as ongoing businesses.

Sector Risks.  Although Phocas selects stocks based on their individual merits,

some economic sectors will represent a larger portion of the Fund's overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Performance.
The Fund is the successor to the Phocas Small Cap Value Fund (the "Predecessor

Fund") pursuant to a reorganization that was completed on October 8, 2010.

Prior to this date, the Fund had no investment operations. Accordingly, the performance and financial information for periods prior to October 8, 2010 is historical information for the Predecessor Fund.  The Fund has investment objectives, strategies and policies substantially similar to the Predecessor

Fund, which was advised by Phocas, the current subadviser to the Fund.

The Predecessor Fund offered only one class of shares, which was most similar to Class L shares of the Fund (offered in a separate Prospectus).  This

Prospectus relates only to Class I shares, which commenced operations on April

7, 2011.  Class I shares are subject to different expenses than the Predecessor

Fund and Class L shares of the Fund, which may affect their performance.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund's performance from year to year.  The table shows how the Fund's average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data will be available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns	[1]

The Fund's return from January 1, 2011 through September 30, 2011 was (18.25)%.

     Best and Worst Quarterly Performance (during the periods shown above)

                   Best Quarter Return   Worst Quarter Return

                   22.69% (3rd Q, 2009) (19.36)% (4th Q, 2008)

Average Annual Total Returns (For periods ended December 31, 2010)	[2]
Average Annual Total Returns Frontegra Phocas Small Cap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Return Before Taxes	29.94%	5.02%	Sep 29, 2006
Class I After Taxes on Distributions	Return After Taxes on Distributions	29.87%	4.90%	Sep 29, 2006
Class I After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	19.51%	4.28%	Sep 29, 2006
Russell 2000 Value Index	Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	24.50%	0.90%	Sep 29, 2006

The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

[1]	Returns for calendar years 2007-2009 and for the period from January 1, 2010 to October 7, 2010 reflect the performance of the Predecessor Fund. Returns for the period from October 8, 2010 to December 31, 2010 reflect the performance of the Class L shares of the Fund.
[2]	Fund returns for the period from September 29, 2006 to October 7, 2010 reflect the performance of the Predecessor Fund. Fund returns for the period from October 8, 2010 to December 31, 2010 reflect the performance of the Class L shares of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
Frontegra Phocas Small Cap Value Fund (Second Prospectus Summary) | Frontegra Phocas Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Frontegra Phocas Small Cap Value Fund (the "Fund") is
long-term total investment return through capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of Class I Shares of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) NONE
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Class I shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in domestic common stocks and other equity securities (including convertible preferred stocks and warrants)
of small-capitalization companies, consistent with companies within the Russell
2000® Value Index.  As of September 30, 2011, the largest market capitalization of a company in the Russell 2000® Value Index was  $2.6 billion and the weighted average market capitalization was  $928 million.

The Fund will pursue its investment objective by investing in a diversified portfolio of small-capitalization securities selling at discounts to their fair value as assessed by the investment and research team of Phocas Financial
Corporation ("Phocas"), the Fund's subadviser.  Phocas will typically invest in
80 to 120 companies with initial weightings between 0.50% to 1.50% of total Fund value in order to have broad industry representation and reduce individual security risk within the Fund.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Small Capitalization Risks.  Securities of companies with small market capitalizations are often more volatile and less liquid than investments in larger companies.  Small capitalization companies are also more susceptible to market pressures than larger companies.

Value Style Investing Risks.  Value investing seeks to identify stocks that have depressed valuations and to sell them when their prices rise in response to resolution of the issues which caused the depressed valuations.  However, these factors may prove to be longer term or even permanent in nature, and there may not be any rise in valuation.  In addition, there is the increased risk that such companies may not have sufficient resources to continue as ongoing businesses.

Sector Risks.  Although Phocas selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund's overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is the successor to the Phocas Small Cap Value Fund (the "Predecessor
Fund") pursuant to a reorganization that was completed on October 8, 2010.
Prior to this date, the Fund had no investment operations. Accordingly, the performance and financial information for periods prior to October 8, 2010 is historical information for the Predecessor Fund.  The Fund has investment objectives, strategies and policies substantially similar to the Predecessor
Fund, which was advised by Phocas, the current subadviser to the Fund.
The Predecessor Fund offered only one class of shares, which was most similar to Class L shares of the Fund (offered in a separate Prospectus).  This
Prospectus relates only to Class I shares, which commenced operations on April
7, 2011.  Class I shares are subject to different expenses than the Predecessor
Fund and Class L shares of the Fund, which may affect their performance.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund's performance from year to year.  The table shows how the Fund's average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data will be available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is the successor to the Phocas Small Cap Value Fund (the "Predecessor Fund") pursuant to a reorganization that was completed on October 8, 2010. Prior to this date, the Fund had no investment operations.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.frontegra.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's return from January 1, 2011 through September 30, 2011 was (18.25)%.

     Best and Worst Quarterly Performance (during the periods shown above)

                   Best Quarter Return   Worst Quarter Return
                   22.69% (3rd Q, 2009) (19.36)% (4th Q, 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2010)	[2]
Frontegra Phocas Small Cap Value Fund (Second Prospectus Summary) | Frontegra Phocas Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's return from January 1, 2011 through September 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.36%)
Frontegra Phocas Small Cap Value Fund | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Frontegra Phocas Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	981
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,200
Annual Return 2007	rr_AnnualReturn2007	(7.46%)
Annual Return 2008	rr_AnnualReturn2008	(24.68%)
Annual Return 2009	rr_AnnualReturn2009	24.29%
Annual Return 2010	rr_AnnualReturn2010	29.94%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Frontegra Phocas Small Cap Value Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Frontegra Phocas Small Cap Value Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006

[1]	Returns for calendar years 2007-2009 and for the period from January 1, 2010 to October 7, 2010 reflect the performance of the Predecessor Fund. Returns for the period from October 8, 2010 to December 31, 2010 reflect the performance of the Class L shares of the Fund.
[2]	Fund returns for the period from September 29, 2006 to October 7, 2010 reflect the performance of the Predecessor Fund. Fund returns for the period from October 8, 2010 to December 31, 2010 reflect the performance of the Class L shares of the Fund.
[3]	"Other Expenses" include a shareholder servicing fee equal to 0.11% of the Fund's average daily net assets.
[4]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.
[5]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.10% of the Fund's average daily net assets for the Class I shares. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Frontegra Sky International Equity Fund (Prospectus Summary) | Frontegra Sky International Equity Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra Sky International Equity Fund (the "Fund") is

capital appreciation.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) NONE
Shareholder Fees Frontegra Sky International Equity Fund	Institutional Class	Class Y
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Frontegra Sky International Equity Fund		Institutional Class	Class Y
Management Fees		0.95%	0.95%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.81%	0.96%
Total Annual Fund Operating Expenses		1.76%	2.16%
Fee Waiver	[2]	(0.97%)	(0.97%)
Total Annual Fund Operating Expenses After Fee Waiver		0.79%	1.19%
[1]	"Other Expenses" are estimates for the fiscal year ended June 30, 2012 and, with respect to Class Y shares, include a shareholder servicing fee of 0.15%.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.79% and 1.19% of the Fund's average daily net assets for the Institutional Class and Class Y shares, respectively. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Frontegra Sky International Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class	81	459
Class Y	121	583

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy.
The Fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common, convertible and preferred stocks) of companies located in a number of different industrialized countries outside of North America, which consists of those countries that are represented in the MSCI EAFE Index.  The Fund invests primarily in developed markets but may invest up to 15% of its total assets in securities that trade in emerging or developing markets.  The Fund invests primarily in large- and mid-cap companies with market capitalizations in excess of U.S.  $2 billion at the time of purchase.

In constructing a portfolio for the Fund, the Fund's subadviser, Sky Investment

Counsel Inc. ("Sky"), generally invests in companies that it believes are attractively valued and that have superior management, industry leadership, a high level of profitability compared to their competitors, a sound financial position and strong earnings growth.

Principal Investment Risks.
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the

Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities held by the

Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Sky would like to sell.  Sky may have to lower the price, sell other securities instead or forego an investment opportunity.

Mid-Cap Companies Risks.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, the performance of mid-cap companies may be more volatile and mid-cap securities tend to be less liquid than securities of larger companies.

Currency Risks.  The value of the Fund's foreign securities as measured in U.S.

dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Value Investing Risks.  Sky invests in stocks that it believes are undervalued.

Value stocks may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company's value.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets, which may have a significant impact on the Fund's overall portfolio.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Performance.
Performance information for the Fund is not included because the

Fund has not commenced operations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
Frontegra Sky International Equity Fund (Prospectus Summary) | Frontegra Sky International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Frontegra Sky International Equity Fund (the "Fund") is
capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) NONE
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common, convertible and preferred stocks) of companies located in a number of different industrialized countries outside of North America, which consists of those countries that are represented in the MSCI EAFE Index.  The Fund invests primarily in developed markets but may invest up to 15% of its total assets in securities that trade in emerging or developing markets.  The Fund invests primarily in large- and mid-cap companies with market capitalizations in excess of U.S.  $2 billion at the time of purchase.
In constructing a portfolio for the Fund, the Fund's subadviser, Sky Investment
Counsel Inc. ("Sky"), generally invests in companies that it believes are attractively valued and that have superior management, industry leadership, a high level of profitability compared to their competitors, a sound financial position and strong earnings growth.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Sky would like to sell.  Sky may have to lower the price, sell other securities instead or forego an investment opportunity.

Mid-Cap Companies Risks.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, the performance of mid-cap companies may be more volatile and mid-cap securities tend to be less liquid than securities of larger companies.

Currency Risks.  The value of the Fund's foreign securities as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Value Investing Risks.  Sky invests in stocks that it believes are undervalued.
Value stocks may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company's value.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets, which may have a significant impact on the Fund's overall portfolio.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the
Fund has not commenced operations.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not commenced operations.
Frontegra Sky International Equity Fund (Prospectus Summary) | Frontegra Sky International Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Frontegra Sky International Equity Fund (Prospectus Summary) | Frontegra Sky International Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Frontegra Sky International Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.81%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	459
Frontegra Sky International Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.96%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	583

[1]	"Other Expenses" are estimates for the fiscal year ended June 30, 2012 and, with respect to Class Y shares, include a shareholder servicing fee of 0.15%.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.79% and 1.19% of the Fund's average daily net assets for the Institutional Class and Class Y shares, respectively. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.